Schedule of Investments (unaudited) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds(a)(b) — 3.5%
iShares National Muni Bond ETF	3,353,862	$389,618,149
iShares Short-Term National Muni Bond ETF	1,170,000	125,856,900

		515,475,049

Total Investment Companies — 3.5% (Cost: $518,592,781)		515,475,049

	Par (000)

Municipal Bonds

Alabama — 4.5%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama, Refunding RB, Series C, 5.00%, 11/15/46	$60,000	70,939,800
Black Belt Energy Gas District, RB, Series A-1, 4.00%, 12/01/49(c)	215,125	243,624,760
City of Homewood Albama, Refunding GO, 5.25%, 09/01/26(d)	25,000	30,642,000
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49(c)	220,000	239,366,600
Southeast Energy Authority A Cooperative District, RB, Series B, 4.00%, 12/01/51(c)	51,250	62,069,387
Tuscaloosa County Industrial Development Authority, Refunding RB(e)
Series A, 4.50%, 05/01/32	10,028	10,950,781
Series A, 5.25%, 05/01/44	7,780	8,982,944

		666,576,272

Arizona — 2.0%
Arizona Industrial Development Authority, RB(e)
5.00%, 07/01/39	1,000	1,164,960
5.00%, 07/01/49	3,305	3,708,379
5.00%, 07/01/54	10,655	11,705,690
Series A, 5.00%, 07/01/39	1,300	1,373,502
Series A, 5.00%, 07/01/49	2,010	2,106,761
Arizona Industrial Development Authority, Refunding RB(e)
Series A, 5.25%, 07/01/37	2,830	3,063,164
Series A, 5.50%, 07/01/52	2,450	2,642,742
City of Phoenix Civic Improvement Corp., RB, 5.00%, 07/01/44	40,000	51,180,000
Industrial Development Authority of the City of Phoenix, RB
6.88%, 07/01/23(d)	3,440	3,837,595
Series A, 6.50%, 07/01/34(e)	2,000	2,283,040
Series A, 6.75%, 07/01/44(e)	2,190	2,529,187
Industrial Development Authority of the City of Phoenix, Refunding RB, 5.00%, 07/01/45(e)	2,280	2,517,325
Industrial Development Authority of the County of Pima, RB(e)
5.00%, 06/15/47	10,400	10,552,464
5.00%, 06/15/52	19,280	19,468,558
Maricopa County Industrial Development Authority, RB
Series 2019E, 4.00%, 01/01/45	21,350	24,907,977
Series 2019F, 4.00%, 01/01/45	35,220	41,090,822

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
Series A, 4.00%, 01/01/41	$5,150	$5,880,218
Maricopa County Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/38	27,000	32,535,000
Pinal County Industrial Development Authority, RB, AMT, 6.25%, 06/01/26	340	361,998
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/39	24,180	28,646,046
Salt River Project Agricultural Improvement &
Power District, Refunding RB
Series A, 4.00%, 01/01/45	21,350	25,277,119
Series A, 5.00%, 12/01/45	15,000	17,140,500

		293,973,047

Arkansas(e) — 0.5%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	40,990	44,759,440
Series A, AMT, 4.75%, 09/01/49	31,500	35,181,090

		79,940,530

California — 15.8%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	10,000	11,311,900
California Community Choice Financing Authority RB, Series B-1, 4.00%, 02/01/52(c)	45,335	54,923,806
California Community Housing Agency RB(e)(f)
Series A-1, 4.00%, 08/01/50	6,860	7,108,744
Series A-1, 3.00%, 02/01/57	13,720	12,750,270
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 11/15/48	10,000	12,234,400
Series A, 4.00%, 08/15/50	20,000	23,035,600
California Infrastructure & Economic Development Bank, RB(e)
Series A-1, 5.00%, 01/01/56	2,200	2,486,110
Series A, AMT, 0.20%, 01/01/50(c)	33,995	33,970,762
California Infrastructure & Economic Development Bank, RB, CAB, Class B, 0.00%, 01/01/61(e)(g)	48,480	4,401,984
California State Public Works Board, RB
Series A, 5.00%, 09/01/39	5,000	5,617,900
Series B, 4.00%, 05/01/39	7,445	8,956,633
Series B, 4.00%, 05/01/46	17,500	20,609,750
California Statewide Communities Development Authority, RB, 5.25%, 12/01/48(e)	2,000	2,399,840
California Statewide Communities Development Authority, SAB, Series C, 3.00%, 09/02/30	3,510	3,766,862
City & County of San Francisco California, RB, M/F Housing, Series J, (FNMA COLL), 2.55%, 07/01/39	25,000	25,980,250
City of Los Angeles California Wastewater System Revenue, RB, Series A, 5.25%, 06/01/47	27,620	33,819,585
City of Los Angeles California, RB, 4.00%, 06/23/22	500,000	513,810,000

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports Refunding RB, Series D, AMT, 5.00%, 05/15/46(f)	$70,000	$88,083,800
City of Los Angeles Department of Airports, ARB, Series C, AMT, 5.00%, 05/15/45	16,260	20,152,644
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.00%, 05/15/48	20,520	24,827,353
AMT, Subordinate, 5.00%, 05/15/44	10,000	12,205,100
City of Los Angeles Department of Airports, Refunding RB
Series A, 5.00%, 05/15/38	19,000	24,296,250
Series A, 5.00%, 05/15/40	31,740	40,433,903
City of San Jose California Hotel Tax Revenue, RB
6.50%, 05/01/36	1,510	1,516,931
6.50%, 05/01/42	5,130	5,153,085
County of Los Angeles California, RB, 4.00%, 06/30/22	151,000	155,282,360
County of Riverside California, RB, 2.00%, 06/30/22	65,000	65,884,650
CSCDA Community Improvement Authority, RB, M/F Housing(e)
Series A, 5.00%, 01/01/54	8,950	10,384,596
Series A-2, 4.00%, 10/01/56	36,750	39,378,727
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,297,177
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	19,600	20,147,036
Series A-1, 5.25%, 06/01/47	9,535	9,820,573
Series A-2, 5.00%, 06/01/47	31,735	32,620,724
Los Angeles County Metropolitan Transportation Authority, RB
Series A, 5.00%, 07/01/42	18,700	24,676,333
Series A, 5.00%, 07/01/43	19,635	25,823,559
Series A, 5.00%, 07/01/44	15,060	19,739,142
Series A, 5.00%, 07/01/45	21,645	28,300,188
Los Angeles Department of Water & Power Power System Revenue, Refunding RB
Series B, 5.25%, 07/01/37	13,500	16,517,385
Series B, 5.25%, 07/01/38	15,000	18,332,400
Series B, 5.25%, 07/01/39	7,000	8,545,740
Los Angeles Department of Water & Power Water System Revenue, Refunding RB, Series A, 5.25%, 07/01/44	19,000	23,206,410
Los Angeles Department of Water & Power, Power Systems Refunding RB, Series B, 5.00%, 07/01/50	45,000	56,722,050
Palomar Community College District, GO, Series D, Election 2006, 5.25%, 08/01/45	24,540	30,893,897
Port of Oakland, Refunding RB, Series P, AMT, Senior Lien, 5.00%, 05/01/31(d)	13,010	13,345,658
San Diego County Regional Transportation Commission, Refunding RB
Series A, 5.00%, 10/01/22	65,800	68,925,500
Series A, 5.00%, 04/01/41	35,000	41,411,300
San Diego County Water Authority Refunding RB Series B, 4.00%, 05/01/34	11,305	14,091,004

Security	Par (000)	Value

California (continued)
San Diego County Water Authority Refunding RB (continued)
Series B, 4.00%, 05/01/35	$10,000	$12,418,200
San Diego County Water Authority, Refunding RB
Series B, 4.00%, 05/01/37	12,905	15,916,769
Series B, 4.00%, 05/01/38	10,215	12,575,380
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 05/15/39	10,000	11,902,100
Series A, Subordinate, 5.25%, 08/01/47	13,645	16,962,236
San Francisco Bay Area Rapid Transit District, GO, Series C-1, 4.00%, 08/01/45	35,295	41,971,402
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/44	32,765	39,940,863
Series A, AMT, 5.00%, 05/01/49	67,700	82,324,554
Series B, AMT, 5.00%, 05/01/46	20,000	23,321,800
Series E, AMT, 5.00%, 05/01/45	24,750	30,116,790
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series B, AMT, 5.00%, 05/01/41	20,000	23,467,400
San Ramon Valley Unified School District, GO, 4.00%, 08/01/37	23,850	25,394,765
State of California, Refunding GO
5.00%, 03/01/35	26,565	34,142,666
4.00%, 10/01/37	18,360	21,934,325
5.25%, 10/01/39	20,100	23,950,155
University of California, RB, Series AV, 5.25%, 05/15/42	58,825	72,580,638
University of California, Refunding RB, Series Q, 5.00%, 05/15/46	93,725	120,738,419
		2,334,858,333

Colorado — 2.1%
Arista Metropolitan District, Refunding GO, Series A, 5.13%, 12/01/48	3,500	3,736,845
Brighton Crossing Metropolitan District No.6, GO
Series A, 5.00%, 12/01/35	525	585,522
Series A, 5.00%, 12/01/40	515	569,080
Series A, 5.00%, 12/01/50	1,500	1,640,070
Broadway Station Metropolitan District No.2, GO, Series A, 5.13%, 12/01/48	5,000	5,307,750
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(e)	6,930	7,271,995
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/37	25,015	30,633,869
Series A, AMT, 5.00%, 12/01/38	5,250	6,423,638
Series A, AMT, 5.25%, 12/01/43	62,620	77,043,891
City & County of Denver Colorado, COP, Series A, 5.38%, 06/01/43	10,000	11,952,100
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	36,115	37,984,674
Colorado Educational & Cultural Facilities Authority Refunding RB(e)
4.00%, 07/01/31	500	555,070
4.00%, 07/01/41	750	814,253
4.00%, 07/01/51	755	792,357
4.00%, 07/01/61	1,225	1,272,052

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB(e)
5.00%, 12/01/40	$990	$1,071,715
5.00%, 12/01/50	1,320	1,407,094
5.00%, 12/01/55	1,540	1,636,281
Copperleaf Metropolitan District No.3, GO, Series A, 5.13%, 12/01/22(d)	1,200	1,304,772
Cottonwood Highlands Metropolitan District No.1, GO, Series A, 5.00%, 12/01/49	900	965,124
Florida Development Finance Corp. RB(e)(f)
3.00%, 07/01/31	175	178,589
4.00%, 07/01/51	1,500	1,555,695
Mayfield Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,190	1,299,908
Regional Transportation District Sales Tax Revenue, Refunding RB, Series A, 3.50%, 11/01/22(d)	75,000	77,687,250
Southlands Metropolitan District No.1, Refunding GO, Series A-1, 5.00%, 12/01/47	3,000	3,333,990
State of Colorado, COP, Series J, 5.25%, 03/15/42	30,000	36,452,400
STC Metropolitan District No.2, Refunding GO, Series A, 4.00%, 12/01/29	1,500	1,612,710

		315,088,694

Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority, RB(c)
Series 2010-A, 0.25%, 07/01/49	15,000	14,968,800
Series X-2, 0.25%, 07/01/37	11,000	10,976,680
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series 2015-A, 0.38%, 07/01/35(c)	36,965	36,944,300
Series G-1, 5.00%, 07/01/39(e)	1,500	1,772,055
Series G-1, 5.00%, 07/01/44(e)	2,000	2,333,040
Series G-1, 5.00%, 07/01/50(e)	2,350	2,712,393
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(e)	3,945	4,155,308
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/39	15,000	17,885,100
Series A, 4.00%, 05/01/40	10,000	11,874,800
State of Connecticut, GO
Series 2021-A, 3.00%, 01/15/39	18,675	20,244,260
Series A, 4.00%, 01/15/38	5,000	5,887,450

		129,754,186

Delaware — 0.2%
Delaware State Economic Development Authority, Refunding RB, Series A, 1.25%, 10/01/45(c)	25,165	25,570,156

District of Columbia — 3.1%
District of Columbia Water & Sewer Authority, Refunding RB
Series B, Sub-Lien, 5.25%, 10/01/40	48,060	56,735,791
Series B, Sub-Lien, 5.25%, 10/01/44	63,075	74,323,795
District of Columbia, GO
Series A, 5.00%, 06/01/41	30,000	35,370,300
Series D, 5.00%, 06/01/42	40,000	48,261,200
Metropolitan Washington Airports Authority
Aviation Revenue, Refunding RB
Series A, AMT, 5.00%, 10/01/36	10,000	12,290,400
Series A, AMT, 5.00%, 10/01/46	31,000	39,008,850

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding RB (continued) Series B, AMT, 5.00%, 10/01/35	$41,900	$48,472,434
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	35,480	42,592,321
Series A, 5.00%, 07/15/45	35,000	44,046,450
Series B, 5.00%, 07/01/42	50,000	60,048,500

		461,150,041

Florida — 2.5%
Brevard County Health Facilities Authority, Refunding RB(e)
4.00%, 11/15/45	2,830	2,862,007
4.00%, 11/15/55	4,170	4,180,175
Capital Trust Agency, Inc., RB(e)
5.00%, 07/01/54	2,095	2,349,647
Series A, 5.00%, 06/15/49	4,365	4,648,812
Series A, 5.00%, 01/01/56	1,550	1,738,387
Series A-1, 5.00%, 07/01/56	13,030	15,243,276
Capital Trust Agency, Inc., RB, CAB, 0.00%, 01/01/61(e)(g)	7,200	585,720
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	12,910	15,111,155
City of Tampa Florida, SAB
5.25%, 05/01/43	11,720	14,484,748
5.25%, 05/01/46	15,430	19,034,139
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	8,000	9,819,280
County of Miami-Dade Florida Aviation Revenue, Refunding RB
5.00%, 10/01/41	7,220	8,567,324
Series B, AMT, 5.00%, 10/01/40	85,000	102,064,600
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.50%, 10/01/23	5,375	5,939,698
Series A, 6.00%, 10/01/23	6,325	7,052,375
Series B, AMT, 6.00%, 10/01/23	2,350	2,615,550
Series B, AMT, 6.25%, 10/01/23	5,000	5,591,300
County of Palm Beach Florida, RB, 5.00%, 04/01/51(e)	4,770	5,358,713
Florida Development Finance Corp., RB, AMT, 3.00%, 06/01/32	6,760	7,075,760
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	49,795	59,946,707
Hillsborough County Port District, ARB, Series A, 5.25%, 06/01/48	8,375	10,180,566
Lakewood Ranch Stewardship District, Refunding SAB, 4.00%, 05/01/50(e)	1,250	1,303,463
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	1,745	1,880,778
5.00%, 05/01/37(e)	1,655	1,814,310
5.25%, 05/01/37	2,755	3,055,212
4.70%, 05/01/39	1,160	1,277,404
5.13%, 05/01/47(e)	1,990	2,165,040
5.38%, 05/01/47	4,785	5,266,228
4.88%, 05/01/49	1,250	1,371,450
Live Oak Lake Community Development District, SAB 4.40%, 05/01/40	1,600	1,700,000

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Live Oak Lake Community Development District, SAB (continued)
4.60%, 05/01/51	$2,840	$3,008,668
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,370	8,815,368
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	11,125	11,125,000
Orlando Utilities Commission, RB, Series B, 1.25%, 10/01/46(c)	7,560	7,724,581
River Landing Community Development District, SAB
Series A, 4.13%, 05/01/40	860	896,395
Series A, 4.35%, 05/01/51	1,100	1,145,353
Series B, 4.25%, 11/01/35	1,195	1,271,133
Sarasota National Community Development District, Refunding SAB, 4.00%, 05/01/39	1,750	1,880,253
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(h)(i)	147	93,809
Windward Community Development District, SAB
Series A-1, 4.50%, 05/01/51	500	526,065
Series A-2, 4.40%, 11/01/35	2,000	2,160,180

		362,930,629

Georgia — 0.8%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series D, AMT, 4.00%, 07/01/35	10,850	12,660,431
Main Street Natural Gas Inc RB, Series C, 4.00%, 05/01/52(c)	50,000	59,111,500
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/44	20,000	21,151,000
Municipal Electric Authority of Georgia, Refunding RB, Series EE, (AMBAC), 7.00%, 01/01/25	20,000	24,246,600

		117,169,531

Illinois — 5.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	15,895	16,483,592
Series C, 5.25%, 12/01/39	7,275	8,041,421
Series D, 5.00%, 12/01/46	33,615	36,747,724
Series H, 5.00%, 12/01/36	4,620	5,469,757
Series H, 5.00%, 12/01/46	4,475	5,224,876
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	11,160	13,909,266
Series A, 5.00%, 12/01/30	365	459,553
Series B, 5.00%, 12/01/26	2,000	2,394,220
Series B, 5.00%, 12/01/28	2,060	2,567,460
Series B, 5.00%, 12/01/29	2,000	2,531,340
Series B, 5.00%, 12/01/30	2,000	2,523,200
Series B, 4.00%, 12/01/35	11,640	11,949,391
Series C, 5.00%, 12/01/23	4,310	4,712,123
Series C, 5.00%, 12/01/24	4,445	5,034,185
Series C, 5.00%, 12/01/25	12,760	14,894,748
Series C, 5.00%, 12/01/26	3,060	3,663,157
Series F, 5.00%, 12/01/24	9,585	10,855,492
Series G, 5.00%, 12/01/34	5,000	5,970,500
Chicago Board of Education, Refunding GO, CAB(g)
Series A, 0.00%, 12/01/25	650	618,696
Series A, 0.00%, 12/01/26	4,000	3,739,240
Series A, 0.00%, 12/01/27	500	457,860

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	$49,415	$59,321,225
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.50%, 01/01/34	5,380	5,710,601
Chicago O’Hare International Airport, Refunding RB
Series B, Senior Lien, 5.00%, 01/01/38	30,000	35,792,100
Series B, Senior Lien, 5.00%, 01/01/39	59,885	71,293,691
Illinois Finance Authority, RB, 5.00%, 07/01/36	29,530	38,479,362
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 04/01/23(d)	30,000	31,677,300
Series A, 4.00%, 10/01/38	24,500	26,886,055
Series A, 5.00%, 07/15/42	23,695	28,789,899
Series C, 5.00%, 02/15/41	28,920	34,468,880
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	4,000	4,223,320
Series A, 5.00%, 01/01/40	18,000	20,723,580
Series A, 5.00%, 01/01/42	48,000	58,342,560
Series A, 5.00%, 01/01/45	49,000	61,668,460
Series B, 5.00%, 01/01/40	21,105	24,662,248
Series B, 5.00%, 01/01/41	28,000	33,157,600
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 06/15/42	5,000	6,140,550
4.00%, 06/15/52(f)	14,540	16,058,558
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 06/01/26	15,000	17,922,600
State of Illinois, GO
5.50%, 05/01/39	9,040	11,438,222
Series A, 5.00%, 11/01/29	27,500	34,471,250
Series B, 5.00%, 11/01/32	14,000	17,243,380
State of Illinois, Refunding GO
5.00%, 02/01/26	10,750	12,627,487
Series A, 5.00%, 10/01/28	19,250	23,881,742
Village of Hodgkins Illinois, RB, AMT, 6.00%, 11/01/23	3,730	3,745,927

		836,974,398

Indiana — 0.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	3,870	4,227,936
AMT, 7.00%, 01/01/44	7,330	8,004,947

		12,232,883

Iowa — 0.5%
Iowa Finance Authority, RB, 5.50%, 07/01/23(d)	18,750	20,449,313
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,500	2,732,700
Series B, 5.25%, 12/01/50(c)	47,270	51,567,788

		74,749,801

Kansas — 0.5%
City of Olathe Kansas, Refunding, GO, Series A, 4.00%, 08/01/22	32,595	33,616,527
County of Johnson Kansas, GO, Series A, 4.00%, 09/01/35	10,000	11,741,000
Kansas Development Finance Authority, Refunding RB, Series B, 5.00%, 11/15/54(c)	25,290	33,993,807

		79,351,334

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kentucky — 0.6%
Kentucky Public Energy Authority, RB, Series C-1, 4.00%, 12/01/49(c)	$79,760	$88,990,625

Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44(e)	2,395	2,317,570
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, 0.88%, 02/01/46(c)	21,580	21,607,191
Louisiana Public Facilities Authority, RB(e)
Series A, 5.00%, 04/01/39	1,425	1,531,162
Series A, 5.00%, 06/01/39	1,300	1,374,789
Series A, 5.00%, 04/01/49	2,800	2,966,040
Series A, 5.00%, 06/01/49	3,000	3,127,170
Series A, 5.00%, 06/01/58	4,500	4,668,930

		37,592,852

Maryland — 0.1%
City of Baltimore Maryland, Refunding RB
Series A, 4.50%, 09/01/33	2,735	3,017,744
Series A, 5.00%, 09/01/38	1,400	1,560,510
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	5,145	5,796,666
Maryland Health & Higher Educational Facilities Authority, RB, Series B, (NPFGC), 7.00%, 07/01/22(j)	1,665	1,748,333

		12,123,253

Massachusetts — 5.1%
City of Quincy Massachusetts, Refunding, GO, 2.00%, 07/08/22	50,001	50,703,852
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/49	27,500	34,145,100
Commonwealth of Massachusetts, GO
Series A, 5.25%, 04/01/42	42,000	51,584,400
Series A, 5.25%, 01/01/44	6,660	8,437,887
Series A, 5.25%, 04/01/47	93,350	113,816,054
Series E, 5.00%, 05/01/30	23,300	26,052,895
Series E, 5.00%, 05/01/33	22,000	24,551,340
Series E, 5.25%, 09/01/43	92,000	116,026,720
Massachusetts Development Finance Agency, RB, Series A, 5.25%, 01/01/42	9,655	11,533,091
Massachusetts Development Finance Agency, Refunding RB
5.00%, 10/01/37(e)	1,000	1,088,070
5.00%, 10/01/47(e)	1,250	1,355,750
Series A, 4.00%, 07/15/36	46,000	52,748,660
Massachusetts Port Authority, ARB
Series E, AMT, 5.00%, 07/01/46	21,300	26,775,165
Series E, AMT, 5.00%, 07/01/51	30,000	37,506,600
Massachusetts School Building Authority, RB
Series B, 5.25%, 02/15/48	70,505	87,621,499
Sub-Series B, 4.00%, 02/15/41	12,420	13,384,910
Sub-Series B, 4.00%, 02/15/42	10,000	10,771,800
University of Massachusetts Building Authority, Refunding RB
Series 1, 5.25%, 11/01/42	58,840	73,476,450
Series 1, 5.25%, 11/01/47	14,425	17,964,606

		759,544,849

Michigan — 1.6%
Michigan Finance Authority, RB, 4.00%, 02/15/44	60,000	69,147,000

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	$40,000	$47,450,800
Series A, 5.00%, 12/01/37	25,105	30,795,801
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	16,470	19,690,544
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	10,010	11,046,335
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/44	34,500	40,777,965
4.00%, 11/15/46	12,000	14,106,240

		233,014,685

Montana — 0.0%
City of Kalispell Montana, Refunding RB
Series A, 5.25%, 05/15/37	405	442,252
Series A, 5.25%, 05/15/47	1,500	1,621,245
Series A, 5.25%, 05/15/52	1,500	1,617,330

		3,680,827

Nebraska — 0.1%
Omaha Public Power District Nebraska City Station Unit 2, Refunding RB
Series A, 5.25%, 02/01/42	10,000	11,391,400
Series A, 5.25%, 02/01/46	10,000	11,356,700

		22,748,100

Nevada(e) — 0.0%
Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	952,779
State of Nevada Department of Business & Industry, RB
Series A, 4.50%, 12/15/29	345	378,917
Series A, 5.00%, 12/15/38	1,080	1,192,644
Series A, 5.00%, 07/15/47	1,400	1,508,248

		4,032,588

New Hampshire(e) — 0.1%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	9,085	9,474,111
Series C, AMT, 4.88%, 11/01/42	3,700	3,874,122

		13,348,233

New Jersey — 4.2%
New Jersey Economic Development Authority, RB
Series A, 5.00%, 01/01/48	9,250	9,643,310
Series WW, 5.25%, 06/15/40	14,145	16,198,713
AMT, 5.13%, 09/15/23	2,835	2,958,436
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/30	45,895	56,381,548
New Jersey Health Care Facilities Financing Authority RB, 4.00%, 07/01/45	19,000	22,194,470
New Jersey Health Care Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/35	7,375	8,988,134
Series A, 5.00%, 07/01/38	11,950	14,435,600
Series A, 5.00%, 07/01/39	22,245	26,801,888
Series A, 5.00%, 07/01/43	10,000	11,846,700
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/27	185	186,308
1st Series, AMT, 5.75%, 12/01/28	145	146,025

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	$39,890	$43,116,702
Series AA, 4.00%, 06/15/45	61,090	70,102,608
Series BB, 4.00%, 06/15/44	25,000	28,047,500
Series BB, 5.00%, 06/15/44	10,000	12,180,900
Series C, 5.25%, 06/15/32	20,010	22,867,028
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	20,110	23,860,917
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	63,630	74,973,956
Series A, 4.00%, 01/01/48	20,000	22,651,800
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series B-1, 4.00%, 08/01/45	17,855	20,840,892
State of New Jersey, GO
2.00%, 06/01/37	10,000	9,630,900
5.00%, 06/01/38	12,000	15,119,520
5.00%, 06/01/39	13,165	16,558,015
5.00%, 06/01/40	18,310	22,959,641
5.00%, 06/01/41	15,940	19,965,488
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	18,260	21,605,415
Series A, 5.25%, 06/01/46	20,350	24,496,923

		618,759,337

New Mexico — 0.0%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	180	207,706

New York — 16.2%
City of New York GO, Series A-1, 5.00%, 08/01/47	12,175	15,308,602
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	54,000	66,044,160
Hudson Yards Infrastructure Corp., RB
5.25%, 02/15/47	13,165	13,211,472
5.75%, 02/15/47	2,925	2,936,963
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/37	10,420	12,517,025
Series A, 5.00%, 02/15/42	23,825	28,062,753
Long Island Power Authority, Refunding RB, Series B, 1.50%, 09/01/51(c)	12,790	13,207,210
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	10,000	10,824,300
New York City Transitional Finance Authority Building Aid Revenue Refunding RB, (SAW), 4.00%, 07/15/36	12,000	14,394,840
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, (SAW), 5.00%, 07/15/37	25,000	25,905,000
Series S-1B, (SAW), 4.00%, 07/15/40	10,000	11,692,400
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	31,165	38,757,729
New York City Transitional Finance Authority
Future Tax Secured Revenue, RB
Series B-1, 4.00%, 11/01/39	22,500	26,278,200
Series B-1, 4.00%, 11/01/42	30,000	34,766,700
Series B-1, 4.00%, 11/01/43	25,000	29,031,250
Series E-1, 4.00%, 02/01/46	60,000	69,451,200

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Subordinate, 4.00%, 05/01/45	$10,000	$11,573,300
Series C-1, Subordinate, 4.00%, 11/01/42	20,925	24,108,529
Series C-3, Subordinate, 5.00%, 05/01/40	20,000	24,449,200
New York City Water & Sewer System RB, 5.00%, 06/15/48	10,000	12,613,900
New York City Water & Sewer System Refunding RB, 4.00%, 06/15/42	2,000	2,336,340
New York City Water & Sewer System, RB
Series AA, 4.00%, 06/15/42	25,000	29,371,000
Series BB-1, 4.00%, 06/15/50	10,000	11,497,100
Series CC-1, Subordinate, 5.00%, 06/15/51	20,000	25,106,800
New York City Water & Sewer System, Refunding RB
5.00%, 06/15/40	10,000	12,799,300
4.00%, 06/15/41	14,500	17,050,405
4.00%, 06/15/45	41,265	48,644,833
4.00%, 06/15/51	28,090	32,422,602
Series AA, 4.00%, 06/15/43	23,500	27,524,375
Series CC, 4.00%, 06/15/42	29,000	33,796,020
Series CC, 5.25%, 06/15/46	61,465	73,334,506
Series CC-1, 5.00%, 06/15/37	24,000	28,926,240
Series CC-1, 5.25%, 06/15/37	39,000	47,650,200
Series DD-2, 5.00%, 06/15/40	39,865	48,905,585
Series DD-3, 4.00%, 06/15/42	64,105	74,975,926
Series EE, 5.25%, 06/15/36	14,500	17,985,510
Series EE, 5.00%, 06/15/40	34,240	41,844,019
Series EE, 4.00%, 06/15/42	33,340	38,993,797
Series FF, 5.00%, 06/15/40	23,790	29,447,024
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(e)	7,800	7,919,652
Series A, 5.00%, 06/01/45	16,695	16,859,947
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	4,325	4,568,325
New York Liberty Development Corp. Refunding RB, 2.88%, 11/15/46	53,000	53,413,930
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(e)	34,385	37,690,086
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	60,000	70,184,400
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/43	19,020	22,843,591
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	6,293,550
Series A, 4.00%, 03/15/41	43,750	51,334,937
Series A, 4.00%, 03/15/45	75,000	86,436,750
Series E, 5.00%, 03/15/41	20,150	25,092,190
Series E, 5.00%, 03/15/44	10,000	12,392,100
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 06/15/42	10,000	12,188,400
New York State Housing Finance Agency, RB, M/F Housing
Series L-2, (SONYMA), 0.75%, 11/01/25	7,650	7,656,503
Series M-2, (SONYMA FHA 542(C)), 0.75%, 11/01/25	4,380	4,380,657
New York State Thruway Authority RB(f) 4.00%, 01/01/45	25,640	29,753,425

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB(f) (continued)
4.00%, 01/01/46	$21,670	$25,149,985
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(d)	45,000	45,522,900
Series B, Subordinate, 4.00%, 01/01/38	17,020	19,866,595
Series B, Subordinate, 4.00%, 01/01/39	16,335	19,060,168
Series B, Subordinate, 4.00%, 01/01/41	29,505	34,000,677
Series B, Subordinate, 4.00%, 01/01/45	10,000	11,417,100
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	23,295	26,834,209
New York State Urban Development Corp., Refunding RB 5.00%, 03/15/47	51,850	64,545,991
Series A, 4.00%, 03/15/42	12,000	13,961,520
Series A, 4.00%, 03/15/44	27,500	31,790,825
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	9,610	11,953,302
AMT, 5.00%, 10/01/40	27,095	33,174,576
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(e)	5,190	5,442,182
Port Authority of New York & New Jersey, ARB
217th Series, 5.00%, 11/01/44	22,500	28,100,025
218th Series, AMT, 5.00%, 11/01/32	10,000	12,624,000
218th Series, AMT, 4.00%, 11/01/41	17,725	20,392,967
Consolidated, 218th Series, AMT, 5.00%, 11/01/44	45,000	55,103,400
Port Authority of New York & New Jersey, Refunding ARB
Series 224, 4.00%, 07/15/41	11,300	13,440,672
169th Series, AMT, 5.00%, 10/15/36	7,195	7,220,039
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 4.00%, 10/15/24(d)	97,500	108,364,425
Suffolk County Water Authority, Refunding RB, Series A, 3.75%, 06/01/36	20,000	21,088,000
Triborough Bridge & Tunnel Authority, RB
Series C, 4.00%, 11/15/40	15,000	17,605,650
Series C, 4.00%, 11/15/41	25,000	29,227,000
Series C- 2, 4.00%, 05/15/46	25,190	29,479,353
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.25%, 11/15/45	7,805	9,010,248
Series B, 5.00%, 11/15/38	9,800	11,884,068
Series C-2, 5.00%, 11/15/42	70,000	85,131,900
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	20,000	21,989,400
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,500	2,831,100

		2,392,967,035

North Carolina — 0.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 04/01/22(d)	23,570	24,131,673
North Carolina Medical Care Commission, RB 5.00%, 10/01/40	1,050	1,205,295

Security	Par (000)	Value

North Carolina (continued)
North Carolina Medical Care Commission, RB (continued)
5.00%, 10/01/45	$1,000	$1,138,100
5.00%, 10/01/50	1,500	1,699,350

		28,174,418

Ohio — 0.8%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	67,225	76,147,102
County of Lucas Ohio, Refunding RB(d)
Series A, 5.75%, 11/15/21	500	503,195
Series A, 6.00%, 11/15/21	4,415	4,444,448
Series A, 6.50%, 11/15/21	12,690	12,781,876
Ohio Air Quality Development Authority, RB(e)
AMT, 4.50%, 01/15/48	1,480	1,671,986
AMT, 5.00%, 07/01/49	16,560	19,064,865
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/39	7,500	7,974,150

		122,587,622

Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(e)	7,990	9,669,019

Pennsylvania — 1.1%
Allentown Neighborhood Improvement Zone Development Authority, RB(e)
5.00%, 05/01/27	3,250	3,776,955
5.00%, 05/01/32	3,750	4,392,450
5.00%, 05/01/42	6,305	7,221,873
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	2,205	2,453,217
4.00%, 07/01/51	1,500	1,653,810
City of Philadelphia PA Water & Wastewater Revenue, RB, Series C, 5.00%, 10/01/46	10,000	12,700,700
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,930	2,050,297
Pennsylvania Turnpike Commission, RB
Series A, 5.25%, 12/01/44	32,500	41,192,125
Series B, 5.25%, 12/01/39	3,560	4,045,549
Sub-Series A, 5.50%, 12/01/46	46,430	57,021,147
Swarthmore Borough Authority Refunding RB
Series B, 4.00%, 09/15/43	5,155	6,198,321
Series B, 4.00%, 09/15/45	6,585	7,862,819
Series B, 4.00%, 09/15/47	7,205	8,558,603

		159,127,866

Puerto Rico — 4.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(g)	300,000	20,013,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(e)(f)
Series A, 5.00%, 07/01/24	2,980	3,165,505
Series A, 5.00%, 07/01/25	3,970	4,300,780
Series A, 5.00%, 07/01/28	4,125	4,682,659
Series A, 5.00%, 07/01/29	5,905	6,782,188
Series A, 5.00%, 07/01/33	12,160	14,867,667

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB(e)(f) (continued)
Series A, 5.00%, 07/01/37	$13,895	$16,788,217
Series A, 4.00%, 07/01/42	14,765	15,758,389
Series A, 4.00%, 07/01/47	2,805	2,966,708
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(e)
Series A, Senior Lien, 5.00%, 07/01/35	40,935	49,598,483
Series A, Senior Lien, 5.00%, 07/01/47	72,080	85,767,992
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	96,014	109,618,224
Series A-1, Restructured, 5.00%, 07/01/58	105,076	120,582,065
Series A-2, Restructured, 4.33%, 07/01/40	48,060	53,294,695
Series A-2, Restructured, 4.78%, 07/01/58	59,265	67,271,701
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(g)
Series A-1, Restructured, 0.00%, 07/01/24	3,582	3,422,852
Series A-1, Restructured, 0.00%, 07/01/46	89,802	29,494,569
Series A-1, Restructured, 0.00%, 07/01/51	78,857	18,719,075
Series B-1, Restructured, 0.00%, 07/01/46	18,123	5,955,943

		633,050,712

Rhode Island — 0.2%
Rhode Island Student Loan Authority, RB, Series A, AMT, 2.88%, 12/01/35	14,165	14,631,028
Tobacco Settlement Financing Corp., Refunding RB, Series B, 5.00%, 06/01/50	10,000	11,049,100

		25,680,128

South Carolina — 0.8%
County of Dorchester South Carolina, SAB(e)
5.88%, 10/01/40	1,245	1,377,842
6.00%, 10/01/51	3,000	3,297,660
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(c)	95,000	102,312,150
South Carolina Jobs-Economic Development Authority, Refunding RB, 5.25%, 11/15/37	6,005	6,508,639

		113,496,291

Tennessee — 0.5%
Metropolitan Government of Nashville &
Davidson County Tennessee Water & Sewer Revenue, Refunding RB, 4.00%, 07/01/43	49,005	51,755,651
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(c)	18,000	23,485,860

		75,241,511

Texas — 3.2%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, 5.00%, 11/15/42	25,000	30,371,750
City of Houston TX Airport System Revenue RB
4.00%, 07/01/41	7,250	7,701,095
4.00%, 07/15/41	8,250	8,764,305
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(d)	29,555	29,659,920
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 7.00%, 01/01/23(d)	3,700	4,009,285
Series B, 6.38%, 01/01/33	465	493,760
Harris County Flood Control District Refunding GOL, Series A, 4.00%, 10/01/46	59,390	70,073,073

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/30	$6,085	$6,588,838
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(e)	13,495	14,187,968
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.00%, 08/15/37(e)	2,000	2,003,280
Series A, 5.00%, 07/01/40	4,000	4,622,760
Series A, 5.13%, 08/15/47(e)	3,085	3,089,628
Series A, 5.00%, 07/01/57	7,000	7,910,910
Pasadena Independent School District, Refunding GO, (PSF), 5.00%, 02/15/43	20,000	21,193,000
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/43	35,000	42,729,750
Texas Water Development Board, RB
4.00%, 10/15/45	89,200	105,724,300
5.25%, 10/15/46	60,000	73,306,800
Series A, 5.00%, 10/15/42	10,000	12,212,100
Series B, 4.00%, 10/15/43	20,000	23,175,200

		467,817,722

Utah — 0.7%
County of Utah, RB, Series B, 5.00%, 05/15/46	30,000	35,241,000
County of Utah, Refunding RB, Series A, 5.00%, 05/15/41	44,970	53,056,056
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(e)	4,940	5,021,559
Utah Charter School Finance Authority, Refunding RB(e)
5.25%, 06/15/37	3,795	4,224,898
5.38%, 06/15/48	4,740	5,222,010

		102,765,523

Vermont(e) — 0.1%
East Central Vermont Telecommunications District, RB
Series A, 4.00%, 12/01/30	2,010	2,081,094
Series A, 4.25%, 12/01/40	4,030	4,085,775
Series A, 4.50%, 12/01/50	2,960	2,987,972

		9,154,841

Virginia — 0.3%
Ballston Quarter Community Development Authority, TA, Series A, 5.50%, 03/01/46	1,815	1,797,122
Hanover County Economic Development Authority, Refunding RB
5.00%, 07/01/38	125	136,874
5.00%, 07/01/48	370	401,987
Virginia Small Business Financing Authority, RB, AMT, Senior Lien, 6.00%, 01/01/37	25,515	26,614,441
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 01/01/45	15,000	16,958,400

		45,908,824

Washington — 3.2%
City of Tacoma Washington Electric System Revenue, Refunding RB, Series A, 4.00%, 01/01/42	32,415	33,963,789
City of Tacoma Washington Water Revenue, Refunding RB, 4.00%, 12/01/43	50,535	52,901,049
Energy Northwest, Refunding RB
5.00%, 07/01/22	55,000	56,970,100
5.00%, 07/01/23	63,500	68,811,775

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Energy Northwest, Refunding RB (continued) 4.00%, 07/01/42	$20,000	$23,825,800
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.25%, 05/01/42	48,000	57,250,560
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	33,730	42,326,428
State of Washington, GO, Series E, 4.00%, 02/01/43	23,000	23,940,010
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	23,385	28,300,293
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	21,355	22,829,135
Washington State Convention Center Public Facilities District RB, 3.00%, 07/01/58	10,745	10,316,489
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	17,475	20,466,895
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	24,536	28,207,858

		470,110,181

Wisconsin — 0.6%
Public Finance Authority RB
4.00%, 07/01/41	2,715	2,796,287
4.25%, 07/01/54	4,745	4,868,228
Series A, 5.00%, 06/15/41(f)	1,215	1,323,730
Series A, 5.00%, 06/15/51(f)	1,365	1,468,344
Series A, 5.00%, 06/15/56(f)	1,495	1,603,103
Public Finance Authority, RB(e)
5.00%, 12/01/35	1,690	1,927,530
4.00%, 06/15/40	2,020	2,094,922
5.00%, 12/01/45	2,370	2,650,442
7.00%, 11/01/46	6,385	6,760,630
4.00%, 06/15/50	2,995	3,055,110
5.00%, 12/01/55	8,045	8,916,032
4.00%, 06/15/56	2,445	2,483,240
Series A, 6.25%, 10/01/31	1,715	1,818,860
Series A, 5.25%, 03/01/45	3,325	3,783,451
Series A, 7.00%, 10/01/47	1,715	1,801,162
Series A, 5.63%, 06/15/49	12,360	13,292,315
Series A, 5.38%, 07/15/52	6,760	7,574,445
Series A, 5.25%, 03/01/55	9,500	10,672,680
Series A-1, 5.00%, 01/01/56	2,515	2,852,412
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(e)(g)	25,000	2,199,000
Public Finance Authority, Refunding RB
5.00%, 03/01/37(e)	760	845,112
4.00%, 12/01/51	1,050	1,192,380

		85,979,415

Total Municipal Bonds — 83.5% (Cost: $11,634,187,095)		12,326,093,998

Municipal Bonds Transferred to Tender Option Bond Trusts(k)

California — 0.8%
University of California, RB, Series M, 5.00%, 05/15/42	100,000	120,988,000

Security	Par (000)	Value

Nevada — 0.6%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	$74,740	$91,336,764

Texas — 0.7%
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/43(l)	79,060	96,757,581

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $279,779,448)		309,082,345

Total Long-Term Investments — 89.1% (Cost: $12,432,559,324)		13,150,651,392

	Shares

Short-Term Securities

Money Market Funds — 12.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(a)(b)	1,842,102,219	1,842,286,429

Total Short-Term Securities — 12.5% (Cost: $1,841,828,417)		1,842,286,429

Total Investments — 101.6% (Cost: $14,274,387,741)		14,992,937,821

Liabilities in Excess of Other Assets — (0.7)%		(103,253,593)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(126,917,309)

Net Assets — 100.0%		$14,762,766,919

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	When-issued security.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on April 1, 2026, is $41,561,403.

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,424,414,061	$—	$(581,940,436)	(a)	$51,232	$(238,428)	$1,842,286,429	1,842,102,219	$21,325	$—
iShares National Muni Bond ETF	202,812,373	190,838,271	—		—	(4,032,495)	389,618,149	3,353,862	1,294,211	—
iShares Short-Term National Muni Bond ETF	126,149,400	—	—		—	(292,500)	125,856,900	1,170,000	209,767	—

					$51,232	$(4,563,423)	$2,357,761,478		$1,525,303	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	2,201	12/21/21	$289,913	$2,478,047
U.S. Long Bond	1,273	12/21/21	203,044	3,434,265
5-Year U.S. Treasury Note	1,661	12/31/21	203,966	827,669

				$6,739,981

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$515,475,049	$—	$—	$515,475,049
Municipal Bonds	—	12,326,093,998	—	12,326,093,998
Municipal Bonds Transferred to Tender Option Bond Trusts	—	309,082,345	—	309,082,345
Short-Term Securities
Money Market Funds	1,842,286,429	—	—	1,842,286,429

	$2,357,761,478	$12,635,176,343	$—	$14,992,937,821

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$6,739,981	$—	$—	$6,739,981

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $126,900,000 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

ETF	Exchange-Traded Fund

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

GO	General Obligation Bonds

GOL	General Obligation Ltd.

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

11